Note 21 - Subsequent Events (Details Textual) - Quaint Oak Bank [Member] - Subsequent Event [Member] - Oakmont Capital Holdings, LLC [Member] $ in Millions	Jan. 04, 2021 USD ($)
Payments to Acquire Interest in Subsidiaries and Affiliates, Total	$ 3
Noncontrolling Interest, Ownership Percentage by Parent	51.00%